Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	6,942.56
Total Transaction Valuation	50,271,966.84
Total Offset Amount	2,248.13
Net Fee	$ 4,694.43
Offering Table N/A
Offset Table N/A